BETTER 10K - STOCKHOLDERS' EQUITY - Classes of Common Stock (Details) - $ / shares	Sep. 30, 2023	Aug. 24, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	3,300,000,000		1,086,027,188
Shares Issued (in shares)	737,585,438		299,783,421
Shares Outstanding (in shares)	737,585,438		299,783,421
Par Value (in dollars per share)			$ 10
Period Prior To Reverse Recapitalization
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			355,309,046	355,309,046
Shares Issued (in shares)			98,078,356	99,067,159
Shares Outstanding (in shares)			98,078,356	99,067,159
Par Value (in dollars per share)			$ 10	$ 10
Common Class A
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	1,800,000,000		24,452,565
Shares Issued (in shares)		91,300,735	24,452,565
Shares Outstanding (in shares)			24,452,565
Par Value (in dollars per share)			$ 1
Common Class A | Period Prior To Reverse Recapitalization
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			8,000,000	8,000,000
Shares Issued (in shares)			8,000,000	8,000,000
Shares Outstanding (in shares)			8,000,000	8,000,000
Par Value (in dollars per share)			$ 1	$ 1
Common Class B
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)	700,000,000		588,261,164
Shares Issued (in shares)		574,407,420	171,441,780
Shares Outstanding (in shares)			171,441,780
Par Value (in dollars per share)			$ 5
Common Class B | Period Prior To Reverse Recapitalization
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			192,457,901	192,457,901
Shares Issued (in shares)			56,089,586	56,089,586
Shares Outstanding (in shares)			56,089,586	56,089,586
Par Value (in dollars per share)			$ 5	$ 5
Common Class B-1
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			236,938,220
Shares Issued (in shares)			0
Shares Outstanding (in shares)			0
Par Value (in dollars per share)			$ 0
Common Class B-1 | Period Prior To Reverse Recapitalization
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			77,517,666	77,517,666
Shares Issued (in shares)			0	0
Shares Outstanding (in shares)			0	0
Par Value (in dollars per share)			$ 0	$ 0
Common Class O
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			236,375,239
Shares Issued (in shares)			103,889,076
Shares Outstanding (in shares)			103,889,076
Par Value (in dollars per share)			$ 4
Common Class O | Period Prior To Reverse Recapitalization
SHAREHOLDERS' EQUITY
Shares Authorized (in shares)			77,333,479	77,333,479
Shares Issued (in shares)			33,988,770	34,977,573
Shares Outstanding (in shares)			33,988,770	34,977,573
Par Value (in dollars per share)			$ 4	$ 4